Acquisitions of Subsidiaries and Non-controlling Interest	12 Months Ended
Dec. 31, 2010
Acquisitions of Subsidiaries and Non-controlling Interest [Abstract]
Acquisitions of Subsidiaries and Non-controlling Interest
5. Acquisitions of Subsidiaries and Non-controlling Interest
In October, 2009, the Group acquired SINA’s 66% equity interest in COHT, increasing its interest from 34% to 100%, in exchange for 47,666,667 of CRIC’s ordinary shares. The Group acquired COHT in an effort to create substantial synergies between its current operations and COHT’s online real estate business by, among other things, providing its real estate developer clients with access to SINA’s large Internet user base and leveraging its established relationships with real estate developers to attract more advertising clients for COHT’s real estate websites.
The following table summarizes the consideration transferred to acquire COHT:

Amount
$

Fair value of CRIC’s shares issued*	572,000,004
Replacement of COHT share options	14,960,796

Consideration	586,960,800
Fair value of the Group’s investment in COHT held before the business combination**	27,078,000

Total value to be allocated in purchase accounting	614,038,800

*	The fair value of the 47,666,667 ordinary shares issued by the CRIC was based on the IPO offering price of CRIC’s ADS.

**
As a result of the Group obtaining control over COHT, the Group’s previously held equity interest was remeasured to fair value of $27,078,000, with the excess of fair value over the carrying amount recognized as a gain of $21,453,221.

The purchase price has been allocated as follows:

		Amortization
	Allocated Value	Period
	$
Total tangible assets acquired	26,703,269
Liabilities assumed	(17,432,772)
Intangible assets acquired:
— License agreements with SINA	80,660,000	10 years
— Real estate advertising agency agreement with SINA	106,790,000	10 years
— CRIC database license agreement	8,300,000	9 years
— Customer relationship	5,580,000	10 years
— Contract backlog	110,000	1 year
Goodwill	444,885,665
Deferred tax liabilities	(41,557,362)

Total	614,038,800

The acquisition was accounted for as a purchase transaction, and accordingly, the assets and liabilities of the acquired entity were recorded at their estimated fair values at the date of acquisition. The primary items that generated the goodwill were the value of the synergies between COHT and the Group and the acquired assembled workforce, neither of which qualified as an amortizable intangible asset. The goodwill will be assigned to a new segment created as a result of this acquisition, online real estate advertising services segment. The goodwill is not deductible for tax purposes.
The fair value of the assets acquired includes accounts receivable of $13,177,212. The gross amount due under contracts is $15,617,292, of which $2,440,080 is expected to be uncollectible. The Group did not acquire any other class of receivable as a result of this acquisition.
Prior to the acquisition of COHT, the Group had a pre-existing relationship with COHT in the form of an ongoing obligation to maintain and update the the Group database, which was contributed to COHT through a 10-year license. The Group had recorded deferred revenue of $2,400,951 at the date of COHT’s inception in 2008. Upon completion of its acquisition of COHT in October 2009, the Group recorded a $2,100,832 gain on settlement of this pre-existing relationship, which equals the remaining unamortized deferred revenue.
In April 2009, the Group acquired Portal Overseas Limited (“Portal Overseas”), a company incorporated in the British Virgin Islands, for $7,193,030. Portal Overseas had acquired a 20-years lease for an office building in Shanghai and was developing such building for subsequent sub-lease. The Group acquired Portal Overseas to obtain the lease of the office building, which the Group uses as its corporate office. The purchase price was allocated as follows:

		Amortization
	Allocated Value	Period
	$
Cash	1,265,772
Other current assets	1,463,529
Liabilities assumed	(4,390,507)
Leasehold improvement	2,077,479	5-20 years
Prepaid rent	4,348,647	20 years
Favorable lease term	2,428,110	20 years

Total	7,193,030

The current portion of prepaid rent was included in prepaid expenses and other current assets.
In September 2008, the Group acquired a 60% equity interest in Wushi Consolidated (Beijing) Advertising Media Co., Ltd. for $2,678,728. The transaction was accounted for using the purchase method with the purchase price allocated as follows:

		Amortization
	Allocated Value	Period
	$
Cash acquired	1,759,968
Intangible assets
—Customer advertising designing contracts	130,924	3 months
—Non-compete agreement	145,720	5 years
Goodwill	674,847
Deferred tax liabilities	(32,731)

Total	2,678,728

The goodwill was allocated to the other services segment.
In October 2008, the Group purchased a 100% equity interest in Guangzhou Integrated Residential Building Industry Facility Co., Ltd. for $4,451,118. The transaction was accounted for using the purchase method, with the purchase price allocated as follows:

		Amortization
	Allocated Value	Period
	$
Tangible assets acquired	1,217,304
Liabilities assumed	(1,434,594)
Intangible assets—Non-compete agreement	853,192	5 years
Goodwill	4,028,514
Deferred tax liabilities	(213,298)

Total	4,451,118

The goodwill was allocated to the real estate information and consulting services segment.